Cost of sales (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Cost of Sales

	Year Ended December 31,
	2019	2018

Production and delivery	$559,066	$568,007

Depreciation and depletion	183,919	209,496

Reversal of provision against carrying value of inventories (Note 9)	-	(255)

	$742,985	$777,248